Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2016 and 2015.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale
As of December 31, 2016
Corporate debt obligations	—	1,011	—	1,011
Residential mortgage-backed securities	—	43,240	—	43,240
Collateralized mortgage-backed securities	—	166	—	166
Collateralized debt obligations	—	—	437	437
Total	$—	$44,417	$437	$44,854
As of December 31, 2015
Corporate debt obligations	—	1,031	—	1,031
Residential mortgage-backed securities	—	40,821	—	40,821
Collateralized mortgage-backed securities	—	253	—	253
Collateralized debt obligations	—	—	462	462
Total	$—	$42,105	$462	$42,567

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2016	2015
	(Amounts in thousands)
Beginning balance at January 1,	$462	$349
Net losses included in:
Other comprehensive gain – CDO’s	—	113
Settlements	(25)	—
Ending balance December 31,	$437	$462

Fair Value on a Non-recurring Basis
Fair Value on a Non-recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2016
Collateral dependent impaired loans	$—	$—	$16,070	$16,070
OREO	$—	$—	$10,528	$10,528
As of December 31, 2015
Collateral dependent impaired loans	$—	$—	$20,066	$20,066
OREO	$—	$—	$16,629	$16,629

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2016 and December 31, 2015:

	Level in Fair Value Hierarchy	December 31, 2016		December 31, 2015
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$70,720	70,720	$27,429	$27,429
Investment securities AFS	(1)	44,854	44,854	42,567	42,567
Investment securities HTM	Level 2	2,224	2,411	2,181	2,471
Restricted stock	Level 2	4,658	4,658	4,789	4,789
Loans held for sale	Level 2	—	—	2,640	2,640
Loans, net	(2)	836,373	844,290	742,365	743,604
Accrued interest receivable	Level 2	3,117	3,117	3,012	3,012
Financial Liabilities:
Demand and savings deposits	Level 2	$446,026	446,027	$384,726	$384,726
Time deposits	Level 2	342,668	344,300	280,484	282,080
Borrowings	Level 2	93,053	90,362	98,053	95,492
Accrued interest payable	Level 2	655	655	494	494

(1) See the recurring fair value table above.
(2) For non-impaired loans, Level 2; for impaired loans, Level 3.